RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - C. Mer Industries Ltd [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Cost of revenues of products	$ 58	$ 1,276
Purchase inventory	$ 110